Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities

8. Other Liabilities

The following table summarizes the components of current and non-current portions of Other liabilities (dollars in thousands):

	March 31,	December 31,
	2022	2021
Other liabilities, current
Accrued compensation	$3,121	$2,641
Salary continuation payments	617	935
Restricted stock units	687	714
Deferred payroll tax liability	471	471
Excise tax liability	681	268
Accrued directors’ fees	15	15
Total	$5,592	$5,044

Other liabilities, non-current
Finance lease liability	$260	$286
Operating lease liability	41	53
Total	$301	$339

Excise tax liability

A new mining excise tax applied to gross proceeds became effective on July 1, 2021, following the passing of Assembly Bill 495 at the Nevada Legislative Session ended on May 31, 2021. The new excise tax is a tiered tax, with a highest rate of 1.1% and the first payment is due in April 2022.

The bill does not take into consideration expenses or costs incurred to generate gross proceeds. Therefore, this tax will be treated as a gross receipts tax and not as a tax based on income. As a result, this new tax will be reported as a component of Cost of sales and not as income tax expense. As of March 31, 2022, the Company has accrued $0.7 million related to the annual excise tax, included in Other liabilities, current.

9. Other Liabilities

The following table summarizes the components of current and non-current portions of Other liabilities (dollars in thousands):

	December 31, 2021	December 31, 2020
Other liabilities, current
Accrued compensation	$2,641	$1,560
Salary continuation payments	935	1,215
Restricted stock units	714	913
Deferred payroll tax liability	471	436
Excise tax liability	268	—
Accrued directors’ fees	15	33
Total	$5,044	$4,157

Other liabilities, non-current
Lease liability
Finance lease liability	$286	—
Operating lease liability	53	$—
Salary continuation payments	—	1,145
Deferred payroll tax liability	—	505
Total	$339	$1,650

Accrued compensation

Accrued compensation reflects amounts for pay earned by not yet due, amounts for accrued and unused vacation pay, and accrued incentive compensation.

Salary continuation payments

The Company has entered into separation agreements with former executives that provide for, among other things, continuation of such former executives’ salaries and certain benefits for periods of 12-24 months from the date of separation.

On October 6, 2021, the Company entered in a Waiver and Amendment to the Transition and Succession Agreement and Consulting Agreement with Randy Buffington, the former Chairman of the Board, President and Chief Executive Officer of the Company. The Waiver and Amendment amends the Transition and Succession Agreement and the Consulting Agreement between the Company and Mr. Buffington, dated July 1, 2020. The Waiver and Amendment terminated the remaining unpaid cash payments to Mr. Buffington pursuant to the Transition and Succession Agreement and Consulting Agreement in the aggregate amount of $0.7 million, in exchange for the issuance of an aggregate of up to 275,000 shares of the Company’s common stock, of which 137,500 was issued on October 8, 2021, and the remaining shares to be issued on June 30, 2022.

Deferred payroll tax liability

Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the Company has deferred payment of certain employer payroll taxes, with 50% due December 31, 2022.

Excise tax liability

A new mining excise tax applied to gross proceeds became effective on July 1, 2021 following the passing of Assembly Bill 495 at the Nevada Legislative Session ended on May 31, 2021. The new excise tax is a tiered tax, with a highest rate of 1.1% and the first payment expected in April 2022.

The bill does not take into consideration expenses or costs incurred to generate gross proceeds. Therefore, this tax will be treated as a gross receipts tax and not as a tax based on income. As a result, this new tax will be reported as a component of Cost of sales and not as income tax expense. As of December 31, 2021, the Company has accrued $0.3 million related to the annual excise tax.